SUBSEQUENT EVENTS (Details)) $ in Thousands	1 Months Ended
Jul. 31, 2015 USD ($)
Subsequent Event [Member] | Israeli bank [Member]
Subsequent Event [Line Items]
Short-term line of credit	$ 5,000